VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—78.7%
Aerospace & Defense—0.5%
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	$3,985	$7,635
Auto Manufacturers—0.8%
Rivian Automotive, Inc. 4.625%, 3/15/29	11,676	13,830
Biotechnology—4.5%
Bridgebio Pharma, Inc. 2.250%, 2/1/29	9,715	10,751
Celcuity, Inc. 0.250%, 8/1/32	8,325	9,460
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	13,355	14,367
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	5,010	7,787
144A 0.000%, 12/1/30(1)	9,625	10,251
Ligand Pharmaceuticals, Inc.
144A 0.750%, 10/1/30(1)	2,890	4,942
144A 0.000%, 9/15/31(1)	8,535	9,618
Travere Therapeutics, Inc. 0.500%, 5/15/32	8,495	9,982
		77,158

Commercial Services—3.6%
Affirm Holdings, Inc. 0.750%, 12/15/29	17,045	19,874
Block, Inc. 0.250%, 11/1/27	17,220	16,316
Global Payments, Inc. 1.500%, 3/1/31	9,175	8,235
Shift4 Payments, Inc. 0.500%, 8/1/27	16,995	16,188
		60,613

Computers—5.8%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	2,505	11,554
Seagate HDD Cayman 3.500%, 6/1/28	3,820	44,566
Western Digital Corp. 3.000%, 11/15/28	2,580	43,446
		99,566

Diversified REITs—1.1%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	17,295	18,532
Electric Utilities—5.4%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	25,925	34,053
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	12,660	13,721
Southern Co. (The) 3.250%, 6/15/28	16,970	17,149
	Par Value	Value

Electric Utilities—continued
WEC Energy Group, Inc. 3.375%, 6/1/28	$25,975	$26,962
		91,885

Electrical Equipment—0.3%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	3,905	4,865
Electronics—2.0%
Advanced Energy Industries, Inc. 144A 0.000%, 5/15/31(1)	15,720	17,180
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	6,495	6,914
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	11,289	10,579
		34,673

Engineering & Construction—0.9%
Granite Construction, Inc. 3.250%, 6/15/30	7,450	15,585
Entertainment—4.1%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	9,845	9,144
IMAX Corp. 144A 0.750%, 11/15/30(1)	10,700	12,193
Live Nation Entertainment, Inc.
2.875%, 1/15/30	33,795	40,334
144A 2.875%, 10/15/31(1)	7,930	8,738
		70,409

Equity Real Estate Investment Trusts (REITs)—1.2%
Healthcare Realty Holdings LP 144A 3.000%, 1/15/32(1)	10,230	10,470
Kimco Realty OP LLC 144A 3.500%, 6/15/31(1)	10,220	10,394
		20,864

Financial Services—3.6%
Coinbase Global, Inc. 144A 0.000%, 10/1/29(1)(2)	24,770	21,315
Dave, Inc. 144A 0.000%, 4/1/31(1)	8,020	12,271
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	14,975	12,823
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	7,375	7,545
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	6,915	8,241
		62,195

Food & Beverage—0.5%
Chefs’ Warehouse, Inc. (The) 2.375%, 12/15/28	3,890	8,687
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Health Care REITs—2.3%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	$21,390	$38,342
Healthcare-Products—1.4%
Guardant Health, Inc. 144A 0.000%, 5/15/33(1)	16,487	24,494
Industrial REITs—0.6%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	10,875	10,810
Internet—1.7%
DoorDash, Inc. 0.000%, 5/15/30(2)	9,425	9,284
Robinhood Markets, Inc. 144A 0.000%, 10/1/29(1)	8,515	8,520
Uber Technologies, Inc. 0.000%, 5/15/28	9,535	11,005
		28,809

Investment Companies—4.3%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	8,285	14,524
IREN Ltd. 144A 0.000%, 7/1/31(1)(2)	19,995	17,366
Riot Platforms, Inc. 0.750%, 1/15/30	8,155	16,367
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	17,395	25,744
		74,001

Leisure Time—0.5%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	9,405	9,112
Machinery-Construction & Mining—2.4%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	15,370	28,104
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	12,225	12,518
		40,622

Mining—1.5%
Almonty Industries, Inc. 144A 2.250%, 7/1/31(1)	13,175	14,031
MP Materials Corp. 144A 3.000%, 3/1/30(1)	4,020	10,844
		24,875

Miscellaneous Manufacturing—0.6%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	10,535	10,645
Oil, Gas & Consumable Fuels—1.6%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	10,385	10,213
Northern Oil & Gas, Inc. 3.625%, 4/15/29	345	330
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	$10,435	$16,970
		27,513

Pharmaceuticals—1.6%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	7,030	8,544
Jazz Investments I Ltd. 3.125%, 9/15/30	10,665	18,173
		26,717

Real Estate—0.6%
Compass, Inc. 144A 0.250%, 4/15/31(1)	8,505	9,236
Retail—0.5%
Burlington Stores, Inc. 1.250%, 12/15/27	5,660	9,008
Semiconductors—8.0%
Amkor Technology, Inc. 144A 0.000%, 7/15/31(1)	13,335	15,893
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(2)	6,110	14,065
Microchip Technology, Inc. 0.750%, 6/1/30	15,760	17,326
MKS, Inc. 1.250%, 6/1/30	4,900	14,423
ON Semiconductor Corp.
0.500%, 3/1/29	12,535	15,105
144A 0.000%, 5/1/31(1)	13,675	13,593
Semtech Corp. 144A 0.000%, 10/15/30(1)	5,090	9,343
SiTime Corp. 0.000%, 6/15/31	11,525	12,753
Synaptics, Inc. 0.750%, 12/1/31	1,590	2,360
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	11,570	21,706
		136,567

Software—12.0%
Akamai Technologies, Inc.
0.375%, 9/1/27	20,545	24,620
144A 0.000%, 5/15/30(1)	24,295	22,847
BILL Holdings, Inc. 0.000%, 4/1/30(2)	8,055	6,948
Cloudflare, Inc.
0.000%, 8/15/26	16,005	20,565
0.000%, 6/15/30	7,270	9,197
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	14,985	17,852
Datadog, Inc. 0.000%, 12/1/29(2)	16,965	24,116
DigitalOcean Holdings, Inc. 144A 0.000%, 8/15/30(1)	2,425	9,879
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	12,990	22,578
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
Snowflake, Inc. 0.000%, 10/1/27	$16,505	$27,451
Strategy, Inc. 0.000%, 12/1/29(2)	22,190	19,123
		205,176

Telecommunications—3.1%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	8,684	10,117
Ciena Corp. 144A 0.000%, 9/15/31(1)	21,015	22,118
Keel Infrastructure Corp. 144A 1.250%, 1/15/32(1)	11,500	12,698
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	2,380	8,460
		53,393

Transportation—1.7%
Knight-Swift Transportation Holdings, Inc. 144A 1.000%, 11/15/31(1)	15,690	18,263
Scorpio Tankers, Inc. 144A 1.750%, 4/15/31(1)	11,000	10,898
		29,161

Total Convertible Bonds and Notes (Identified Cost $1,104,306)		1,344,978

	Shares
Convertible Preferred Stocks—16.7%
Aerospace & Defense—2.9%
Boeing Co. (The), 6.000%	529,945	35,665
VSE Corp., 5.750%	233,125	13,444
		49,109

Banks—2.3%
Wells Fargo & Co. Series L, 7.500%	33,890	39,211
Chemicals—0.4%
Albemarle Corp., 7.250%	133,075	7,366
Electric Utilities—2.3%
NextEra Energy, Inc., 7.299%	126,045	6,698
PG&E Corp. Series A, 6.000%	451,155	18,664
Southern Co. (The) Series A, 7.125%	286,295	14,241
		39,603

Healthcare Providers & Services—1.3%
BrightSpring Health Services, Inc., 6.750%	99,620	22,808
Interactive Media & Services—4.5%
Alphabet, Inc. Series B, 6.250%	1,535,945	77,258
Semiconductors & Semiconductor Equipment—1.2%
Microchip Technology, Inc., 7.500%	259,105	19,876
	Shares	Value

Software—0.8%
Oracle Corp. Series D, 6.500%	325,685	$14,639
Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co., 7.625%	141,770	16,397
Total Convertible Preferred Stocks (Identified Cost $262,804)		286,267

Total Long-Term Investments—95.4% (Identified Cost $1,367,110)		1,631,245

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%)(3)	29,428,215	29,428
Total Short-Term Investment (Identified Cost $29,428)		29,428

TOTAL INVESTMENTS—97.1% (Identified Cost $1,396,538)		$1,660,673
Other assets and liabilities, net—2.9%		49,131
NET ASSETS—100.0%		$1,709,804

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $703,440 or 41.1% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Cayman Islands	3
Bermuda	2
Canada	1
Netherlands	1
Australia	1
Marshall Islands	1
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,344,978	$—	$1,344,978
Equity Securities:
Convertible Preferred Stocks	286,267	286,267	—
Money Market Mutual Fund	29,428	29,428	—
Total Investments	$1,660,673	$315,695	$1,344,978
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.